Related Parties (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Compensation Paid or Payable to Directors and to Key Management for Services	The compensation paid or payable to directors and to key management for services is shown below:

Year ended	March 31,
	2022	2021
Director compensation, and key management salaries and benefits*	4,312	4,427
Share-based compensation	1,325	1,273
Termination benefits	317	—
	5,954	5,700

* Salaries and benefits include short-term incentive compensation.
Summary of Operating Transactions with Shareholders
In the normal course of operations, the Group incurred the following transactions with an entity controlled by a director. The transactions have been recorded at the contractual amount of the consideration established, which represents market rates, as agreed by the related parties.

Year ended	March 31,
	2022	2021
	$	$
Revenues*	21,100	—

* Under a ten-year commercial agreement, ending in April 2031, an entity controlled by a director has committed to minimum annual gross margin, resulting from the procurement of consulting services, with annual surpluses and/or deficiencies thereof eligible to certain carryover provisions. Should the minimum contracted amounts not be met, the entity will make compensating payments based on a formula as defined in the commercial agreement. The commercial agreement may be extended to April 2034, however the minimum annual gross margin requirements will not be applicable to the extension period.

As at	March 31,
	2022	2021
	$	$
Trade accounts receivable	4,287	—